Equity (Loss) Earnings of Joint Venture (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summarized statements of operations
STRATTEC's equity (loss) earnings of joint ventures	$ (1,071)	$ 1,246	$ 1,008
VAST [Member]
Summarized statements of operations
Net sales	76,373	78,002	67,711
Cost of goods sold	65,211	63,286	53,844
Gross profit	11,162	14,716	13,867
Engineering, selling and administrative expense	14,930	9,527	8,675
(Loss) income from operations	(3,768)	5,189	5,192
Other income (expense), net	246	(247)	(620)
(Loss) income before provision for Income taxes	(3,522)	4,942	4,572
(Benefit) provision for income taxes	(297)	1,202	1,035
Net (loss) income	(3,225)	3,740	3,537
Net income attributable to non-controlling interest			(537)
Net (loss) income attributable to VAST LLC	(3,225)	3,740	3,000
STRATTEC's share of VAST LLC net (loss) income	(1,075)	1,247	1,000
Intercompany profit eliminations	4	(1)	8
STRATTEC's equity (loss) earnings of joint ventures	$ (1,100)	$ 1,200	$ 1,000